Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the Summary Compensation Table, the compensation actually paid to our CEO and, on an average basis, to our other NEOs (in each case as defined by Item 402(v) of Regulation S-K), our total shareholder return (“TSR”), the TSRs of the NASDAQ Computer Index (our peer group) over the same period, and Net Income. All amounts other than per share amounts are presented in whole dollars.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)
					Total Return ($)	Peer Return ($)
2023	1,163,566	4,806,301	1,633,615	1,718,804	98.56	221.06	(111,440,577)
2022	19,850,643	11,929,759	1,096,056	566,043	85.21	132.79	(150,920,305)
2021	981,848	32,179,193	1,177,418	(1,516,719)	170.66	206.76	(88,640,479)
2020	808,958	79,277,397	796,830	4,228,758	424.21	149.98	(33,476,840)

PEO Total Compensation Amount	$ 1,163,566	$ 19,850,643	$ 981,848	$ 808,958
PEO Actually Paid Compensation Amount	$ 4,806,301	11,929,759	32,179,193	79,277,397
Adjustment To PEO Compensation, Footnote
The following table is a reconciliation of amounts presented in the Summary Compensation Table and Compensation Actually Paid in the preceding table. SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid. Compensation actually paid does not necessarily represent cash or equity value transferred to the PEO or applicable NEO without restriction but rather is a value calculated under applicable SEC rules. In general, compensation actually paid is calculated as Summary Compensation Table total compensation adjusted to reflect the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. All amounts presented are in whole dollars.

Year	Executives	Summary Compensation Table Total ($)	(-) Stock Awards ($)	(+ / -) Year-End Equity Value ($)	(+ / -) Change of Value of Prior Equity Awards ($)	(+ / -) Change in Value of Vested Equity Awards ($)	Compensation Actually Paid ($)
2023	CEO	1,163,566	—	—	3,642,735	—	4,806,301
	Other NEOs	1,633,615	(379,575)	340,315	48,537	75,912	1,718,804
2022	CEO	19,850,643	(18,823,638)	10,903,054	—	(300)	11,929,759
	Other NEOs	1,096,056	(196,618)	124,357	(221,411)	(236,341)	566,043
2021	CEO	981,848	—	—	(1,951)	31,199,296	32,179,193
	Other NEOs	1,177,418	(461,751)	244,244	(1,508,089)	(968,541)	(1,516,719)
2020	CEO	808,958	—	—	78,468,355	84	79,277,397
	Other NEOs	796,830	(294,745)	836,255	2,167,440	722,978	4,228,758

Non-PEO NEO Average Total Compensation Amount	$ 1,633,615	1,096,056	1,177,418	796,830
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,718,804	566,043	(1,516,719)	4,228,758
Adjustment to Non-PEO NEO Compensation Footnote
The following table is a reconciliation of amounts presented in the Summary Compensation Table and Compensation Actually Paid in the preceding table. SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid. Compensation actually paid does not necessarily represent cash or equity value transferred to the PEO or applicable NEO without restriction but rather is a value calculated under applicable SEC rules. In general, compensation actually paid is calculated as Summary Compensation Table total compensation adjusted to reflect the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. All amounts presented are in whole dollars.

Year	Executives	Summary Compensation Table Total ($)	(-) Stock Awards ($)	(+ / -) Year-End Equity Value ($)	(+ / -) Change of Value of Prior Equity Awards ($)	(+ / -) Change in Value of Vested Equity Awards ($)	Compensation Actually Paid ($)
2023	CEO	1,163,566	—	—	3,642,735	—	4,806,301
	Other NEOs	1,633,615	(379,575)	340,315	48,537	75,912	1,718,804
2022	CEO	19,850,643	(18,823,638)	10,903,054	—	(300)	11,929,759
	Other NEOs	1,096,056	(196,618)	124,357	(221,411)	(236,341)	566,043
2021	CEO	981,848	—	—	(1,951)	31,199,296	32,179,193
	Other NEOs	1,177,418	(461,751)	244,244	(1,508,089)	(968,541)	(1,516,719)
2020	CEO	808,958	—	—	78,468,355	84	79,277,397
	Other NEOs	796,830	(294,745)	836,255	2,167,440	722,978	4,228,758

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group	*Our peer group consists exclusively of the Nasdaq Computer Index.
Tabular List, Table
The following table is a list of the three most important performance measures (all non-financial) that are used by the Company to link compensation actually paid to company performance for the most recently completed fiscal year:

Alignment with corporate culture and strategy
Annual contract value of bookings
New customers

Total Shareholder Return Amount	$ 98.56	85.21	170.66	424.21
Peer Group Total Shareholder Return Amount	221.06	132.79	206.76	149.98
Net Income (Loss)	$ (111,440,577)	(150,920,305)	(88,640,479)	(33,476,840)
Measure:: 1
Pay vs Performance Disclosure
Name	Alignment with corporate culture and strategy
Measure:: 2
Pay vs Performance Disclosure
Name	Annual contract value of bookings
Measure:: 3
Pay vs Performance Disclosure
Name	New customers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(18,823,638)	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	10,903,054	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,642,735	0	(1,951)	78,468,355
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(300)	31,199,296	84
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(379,575)	(196,618)	(461,751)	(294,745)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,315	124,357	244,244	836,255
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,537	(221,411)	(1,508,089)	2,167,440
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 75,912	$ (236,341)	$ (968,541)	$ 722,978